Intangible assets - Other intangible assets	12 Months Ended
Dec. 31, 2023
Intangible assets other than goodwill [abstract]
Intangible assets - Other intangible assets	Intangible assets - Other intangible assets
The detail of Intangible assets - Other intangible assets in the consolidated balance sheets and of the changes therein in 2023, 2022, and 2021 is as follows:

EUR million
	Estimated useful life	31/12/2022	Net additions and disposals	Change in scope of consolidation	Amortization and impairment	Application of amortization and impairment	Exchange differences and other	31/12/2023
Cost		12,502	2,197	176	—	(230)	128	14,773
Brand names		33	—	8		(2)	1	40
IT developments	3-10 years	10,721	2,197	18		(196)	127	12,867
Other		1,748	—	150		(32)	—	1,866
Accumulated amortisation		(7,554)	—	5	(1,429)	209	(82)	(8,851)
Development		(6,866)	—	—	(1,294)	177	(95)	(8,078)
Other		(688)	—	5	(135)	32	13	(773)
Impairment losses		(44)	—	—	(53)	21	8	(68)
Of which addition		—	—	—	(53)	—	—	—
Liberation		—	—	—	—	—	—	—
		4,904	2,197	181	(1,482)	—	54	5,854

EUR million
	Estimated useful life	31/12/2021	Net additions and disposals	Change in scope of consolidation	Amortization and impairment	Application of amortization and impairment	Exchange differences and other	31/12/2022
Cost		10,712	1,757	381	—	(511)	163	12,502
Brand names		4	—	27		—	2	33
IT developments	3-10 years	9,189	1,748	153		(497)	128	10,721
Other		1,519	9	201		(14)	33	1,748
Accumulated amortisation		(6,707)	—	—	(1,151)	412	(108)	(7,554)
Development		(6,149)	—	—	(1,024)	403	(96)	(6,866)
Other		(558)	—	—	(127)	9	(12)	(688)
Impairment losses		(134)	—	—	(75)	99	66	(44)
Of which addition		—	—	—	(75)	—	—	—
Liberation		—	—	—	—	—	—	—
		3,871	1,757	381	(1,226)	—	121	4,904

EUR million
	Estimated useful life	31/12/2020	Net additions and disposals	Change in scope of consolidation	Amortization and impairment	Application of amortization and impairment	Exchange differences and other	31/12/2021
Cost		9,376	1,409	5	—	(293)	215	10,712
Brand names		37	—	—		(34)	1	4
IT developments	3-10 years	7,900	1,325	4		(212)	172	9,189
Other		1,439	84	1		(47)	42	1,519
Accumulated amortisation		(5,809)	—	(2)	(1,013)	232	(115)	(6,707)
Development		(5,307)	—	(1)	(922)	178	(97)	(6,149)
Other		(502)	—	(1)	(91)	54	(18)	(558)
Impairment losses		(130)	—	—	(65)	61	—	(134)
Of which addition		—	—	—	(65)	—	—	—
Liberation		—	—	—	—	—	—	—
		3,437	1,409	3	(1,078)	—	100	3,871
In 2023, 2022 and 2021, impairment losses of EUR 53 million, EUR 75 million and EUR 65 million, respectively, were recognised under Impairment or reversal of impairment on non-financial assets, net – intangible assets. This impairment losses are related mainly to the decline in or loss of the recoverable value of certain computer systems and applications as a result of the processes initiated by the Group to adapt to the various regulatory changes and to transform or integrate businesses.